SHARE-BASED COMPENSATION (Details 3) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares
Share-Based Compensation
Non-vested at the beginning of the period (in shares)	2,642,255	2,642,255
Granted (in shares)	1,442,400	1,442,400
Vested (in shares)	(1,174,132)	(1,174,132)
Forfeited (in shares)	(202,280)	(202,280)
Non-vested at the end of the period (in shares)	2,708,243	2,708,243	2,642,255
Expected to vest at the end of the period (in shares)	2,462,621
Weighted average grant-date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 11.28
Granted (in dollars or CNY per share) | (per share)	10.64	¥ 68.90	¥ 71.93	¥ 70.30
Vested (in dollars per share) | $ / shares	11.12
Forfeited (in dollars per share) | $ / shares	11.16
Non-vested at the end of the period (in dollars per share) | $ / shares	11.02
Expected to vest at the end of the period (in dollars per share) | $ / shares	$ 11.02
Capitalized share-based compensation costs | ¥		¥ 0	¥ 0	¥ 0
Share-based compensation	$ 13,267	85,945	81,380	64,858
Fair value of share options vested	$ 13,059	¥ 84,594	¥ 82,267	¥ 64,696